16. DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2019
Notes
16. DISCONTINUED OPERATIONS

16.DISCONTINUED OPERATIONS

During the year ended December 31, 2019, the Company discontinued operations of its OTC pharmaceuticals products business division business segment. During the year ended December 31, 2019, 2018 and 2017, the loss attributable to the discontinued operations are as follows:

Year ended December 31,
	2019	2018	2017
	$	$	$
Sales	129,776	812,666	1,617,083
Marketing, promotional activities	(27,842)	(317,929)	(1,079,369)
Net Revenue	101,934	494,737	537,714

Cost of Sales	33,481	172,136	290,871
Gross profit (loss)	68,453	322,601	246,843

Expenses
Amortization	6,301	9,266	9,529
Product registration and development	5,458	251,508	242,303
General and administrative	-	40,967	65,404
Selling and marketing	121,405	472,496	622,771
	133,164	774,237	940,007
Other income (expense)
Write-down of inventories	(109,941)	(227,025)	(745,977)
Write-down of equipment	(14,704)	-	-

Net loss from discontinued operations	(189,356)	(678,661)	(1,439,141)

The net cash flows attributable to the discontinued operations are as follows:

Year ended December 31,
	2019	2018	2017
	$	$	$
Operating Activities
Net loss from discontinued operations	(189,356)	(678,661)	(1,439,141)
Adjustment for the non-cash items:
Amortization	6,301	9,266	9,529
Write-down of inventories	109,941	227,025	745,977
Write-down of equipment	14,704	-	-

Change in working capital items:
Accounts receivable	264,806	170,157	268,968
Prepaid expenses and deposits	-	5,438	(410,939)
Inventories	(7,442)	(118,299)	99,085
Accounts payable and accrued liabilities	(23,027)	70,917	-
	175,927	(314,157)	(726,521)

Investing Activities
Purchase of equipment	-	(5,000)	(3,784)

Increase (Decrease) in Cash	175,927	(319,157)	(730,305)